IMPACTS OF COVID-19 (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Unusual or Infrequent Items or Both, Disclosure, Covid-19 [Line Items]
Specific excess costs, Covid-19	₽ 520
Gain (Loss) On Termination Of Leases	464
Gain (Loss) On Rent Holidays for Retail Outlets	286
Ticketland and Ponominalu
Unusual or Infrequent Items or Both, Disclosure, Covid-19 [Line Items]
Impairment of goodwill	₽ 1,281
VTB
Unusual or Infrequent Items or Both, Disclosure, Covid-19 [Line Items]
Maximum borrowing capacity		₽ 1,702